Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Since becoming a public company in November 2020, we generally do not grant awards of stock options, stock appreciation rights, or similar option-like instruments, with the exception of the stock options granted under the EPA Program as discussed above under “2024 Compensation Overview—Long-Term Incentive Equity Awards—Previously Granted Outstanding Equity Awards—2021 Extraordinary Performance Award Program.” Accordingly, we currently have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by our Company. In the event that we determine to grant new awards of such options in the future, our board of directors will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method	we generally do not grant awards of stock options, stock appreciation rights, or similar option-like instruments, with the exception of the stock options granted under the EPA Program as discussed above under “2024 Compensation Overview—Long-Term Incentive Equity Awards—Previously Granted Outstanding Equity Awards—2021 Extraordinary Performance Award Program.”
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false